ANALYSIS OF OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
ANALYSIS OF OPERATING SEGMENTS

NOTE 31 – ANALYSIS OF OPERATING SEGMENTS

Operating segments are components of Grupo Aval responsible for developing commercial activities that can generate revenue or incur expenses and whose operating profit or loss are regularly reviewed by the “CODM” (Chief Operating Decision Maker) of Grupo Aval, and for which financial information is available. Operating segment information is consistent with the internal reports provided to the CODM.

31.1 Description of products and services from which each reportable segment derives its income

Grupo Aval is organized into four operating segments, which comprise the types of business detailed below:

–	The “banking services” segment comprises the following businesses: banking services, fund management and trust businesses and brokerage, storage companies, and entities that manage low-value payment systems.

–	The “Merchant Banking” segment comprises the following businesses: Gas and Energy Sector (includes natural gas and energy transportation and distribution businesses), Infrastructure Sector (includes road infrastructure projects, mainly construction services, and operation and maintenance), Hotel Sector (mainly includes hospitality services), Agribusiness Sector (mainly includes palm oil, rubber and rice businesses).

–	"Pension and Severance Fund Management" segment.

–	“Holding” segment, which is made up of Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.

Following organizational changes at the end of 2024, from 2025 Aval Casa de Bolsa and Aval Fiduciaria are no longer part of the Corficolombiana segment but instead form part of the banking services segment.

For comparative purposes, information from previous periods has been presented to include this modification, in accordance with the requirements of IFRS 8 Operating Segments.

31.2 Factors used by management to identify reportable segments

Operating segments identified above are based on the relevance of the nature of the products and services provided. The information on the performance of the operating segments is reviewed by the CODM on a quarterly basis.

31.3 Measurement of net income, assets and liabilities of operating segments

Grupo Aval’s CODM reviews the financial information of each of its operating segments and assesses the performance of each segment based on Statements of Financial Position and the Statement of Income of each of them, and on certain credit risk indicators, as described in note 2.4.

31.4 Information on net income, assets and liabilities of reportable operating segments

The following is the detail of the reportable financial information summarized for each segment as of December 31, 2025, 2024 and 2023:

Statement of Financial Position as of December 31, 2025

		Banking Services (1)		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
Assets
Trading assets	Ps.	19,875,670	Ps.	6,023,430	Ps.	3,248,790	Ps.	538	Ps.	(50,837)	Ps.	29,097,591
Investment securities		31,681,473		5,658,909		480,555		2,729,203		(1,297,525)		39,252,615
Hedging derivatives assets		139,954		96,604		—		—		—		236,558
Loans, net		183,544,710		2,473,729		—		981,276		(2,773,742)		184,225,973
Investments in associates and joint ventures		12,964,567		992,652		—		20,193,741		(32,836,531)		1,314,429
Other assets (3)		31,303,224		46,262,536		796,123		242,326		(1,994,319)		76,609,890
Non-current assets held for sale (4)		18,199,621		—		—		—		—		18,199,621
Total assets	Ps.	297,709,219	Ps.	61,507,860	Ps.	4,525,468	Ps.	24,147,084	Ps.	(38,952,954)	Ps.	348,936,677
Liabilities
Customer deposits	Ps.	201,765,281	Ps.	9,004,158	Ps.	1,540	Ps.	—	Ps.	(3,365,741)	Ps.	207,405,238
Financial obligations		43,469,748		23,016,910		257,322		5,417,571		(3,489,965)		68,671,586
Other liabilities (5)		8,445,439		12,465,276		661,778		244,918		(159,766)		21,657,645
Liabilities directly associated with non-current assets classified as held for sale (6)		16,459,367		—		—		—		—		16,459,367
Total liabilities	Ps.	270,139,835	Ps.	44,486,344	Ps.	920,640	Ps.	5,662,489	Ps.	(7,015,472)	Ps.	314,193,836

(1) As of December 2025, the assets and liabilities related to Multi Financial Group were no longer presented line by line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non current assets held for sale” and “Liabilities directly associated with non-current assets held for sale” respectively, see note 13.A.

(2) Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.

(3) Includes cash and cash equivalents for Ps. 19,354,710; intangible assets Ps. 18,506,391; other accounts receivable, net Ps. 24,458,906, tangible assets Ps. 9,608,300; income tax assets Ps. 4,238,231; non-current assets    held for sale Ps. 56,992 mainly on Banking Services segment and other assets Ps. 386,360.

(4) This corresponds to the reclassification to non-current assets held for sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(5) Includes trading liabilities Ps. 1,951,439; hedging derivative liabilities Ps. 34,842; income tax liabilities Ps. 6,162,756; employee benefits Ps. 987,752; provisions Ps. 989,597 and other liabilities Ps. 11,531,259.

(6) This corresponds to the reclassification to liabilities directly associated with non-current assets classified as held for sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Statement of income as of December 31, 2025

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
External income
Interest income	Ps.	24,511,891	Ps.	1,059,341	Ps.	45,429	Ps.	302,537	Ps.	—	Ps.	25,919,198
Income from commissions and fees (2)		3,500,744		335		1,283,107		39		—		4,784,225
Income from sales of goods and services (2)		102,612		10,202,155		92,027		—		—		10,396,794
Net income (loss) trading		1,052,840		50,778		298,131		264		—		1,402,013
Net income from other financial instruments mandatory at fair value through profit or loss		—		623,163		—		—		—		623,163
Share of profit of equity accounted investees, net of tax		43,922		305,800		—		1,213		—		350,935
Dividends		8,136		118,564		—		—		—		126,700
Foreign exchange gains (losses), net		173,937		423,484		(6,117)		(6,314)		—		584,990
Other income (3)		314,974		27,315		10,839		—		—		353,128
Total external income	Ps.	29,709,056	Ps.	12,810,935	Ps.	1,723,416	Ps.	297,739	Ps.	—	Ps.	44,541,146

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	313,798	Ps.	61,995	Ps.	416	Ps.	38,975	Ps.	(415,184)	Ps.	—
Income from commissions and fees		31,904		3,311		616		253,803		(289,634)		—
Income from sales of goods and services		33,723		2,901		12,148		—		(48,772)		—
Net income (loss) trading		(911)		3,719		187		—		(2,995)		—
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—
Share of profit of equity accounted investees, net of tax		764,710		3,679		—		1,578,885		(2,347,274)		—
Dividends		633		3,305		—		—		(3,938)		—
Foreign exchange gains (losses), net		—		—		—		—		—		—
Other income		24,326		7,558		2,402		59		(34,345)		—
Total intersegment income		1,168,183		86,468		15,769		1,871,722		(3,142,142)		—
Total income	Ps.	30,877,239	Ps.	12,897,403	Ps.	1,739,185	Ps.	2,169,461	Ps.	(3,142,142)	Ps.	44,541,146

Expenses
Interest expense	Ps.	(15,408,294)	Ps.	(2,736,632)	Ps.	(8,123)	Ps.	(332,059)	Ps.	437,241	Ps.	(18,047,867)
Net impairment loss on financial assets		(3,486,883)		(53,881)		(3,440)		5,131		173		(3,538,900)
Expenses from commissions and fees		(1,026,904)		(13,019)		(118,263)		(478)		34,484		(1,124,180)
Costs and expenses of sales goods and services		(534,802)		(7,699,096)		(97,484)		—		22,308		(8,309,074)
Depreciation and amortization		(739,030)		(12,611)		(20,267)		(1,455)		2,915		(770,448)
Personnel expenses		(2,894,761)		(91,631)		(197,553)		(48,022)		51		(3,231,916)
Administrative expenses		(4,508,170)		(156,494)		(281,305)		(42,388)		291,128		(4,697,229)
Income tax expense		(160,432)		(955,843)		(289,076)		(27,338)		(19)		(1,432,708)
Other expense (4)		(174,886)		(4,462)		(20,664)		(163)		(123)		(200,298)
Total expenses	Ps.	(28,934,162)	Ps.	(11,723,669)	Ps.	(1,036,175)	Ps.	(446,772)	Ps.	788,158	Ps.	(41,352,620)
Net income from continuing operations	Ps.	1,943,077	Ps.	1,173,734	Ps.	703,010	Ps.	1,722,689	Ps.	(2,353,984)	Ps.	3,188,526
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	See note 28, net income from contracts with customers.
(3)

Includes Net gain on sale of debt securities for Ps. (18,431); Gain on the sale of non-current assets held for sale Ps. 11,888; net gain in asset valuation Ps. 71,701 and other operating income Ps. 287,970.

(4)	Includes loss from sale of non-current assets held for sale Ps. (2,537) and other operating expenses Ps. (197,761).

Revenue from contracts with customers as of December 31, 2025

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Timing of revenue recognition
At a point in time	Ps.	239,936	Ps.	992,511	Ps.	91,914	Ps.	253,842	Ps.	(268,890)	Ps.	1,309,313
Over time		3,429,047		9,216,191		1,295,984		—		(69,516)		13,871,706
Total (2)	Ps.	3,668,983	Ps.	10,208,702	Ps.	1,387,898	Ps.	253,842	Ps.	(338,406)	Ps.	15,181,019
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	See note 28, net income from contracts with customers.

Statement of Financial Position as of December 31, 2024

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Assets
Trading assets	Ps.	13,555,942	Ps.	4,090,787	Ps.	2,595,230	Ps.	452	Ps.	(79,197)	Ps.	20,163,214
Investment securities		32,530,703		4,515,967		359,677		2,890,407		(1,134,136)		39,162,618
Hedging derivatives assets		52,717		1,302		—		—		—		54,019
Loans, net		12,423,684		1,113,455		—		19,365,473		(31,472,016)		1,430,596
Investments in associates and joint ventures		188,660,193		2,915,873		—		1,196,398		(2,642,978)		190,129,486
Other assets (2)		30,269,203		47,993,518		958,301		282,024		(2,583,596)		76,919,450
Total assets	Ps.	277,492,442	Ps.	60,630,902	Ps.	3,913,208	Ps.	23,734,754	Ps.	(37,911,923)	Ps.	327,859,383
Liabilities
Customer deposits	Ps.	196,217,644	Ps.	8,581,604	Ps.	1,343	Ps.	—	Ps.	(3,928,414)	Ps.	200,872,177
Financial obligations		47,474,153		22,580,320		35,037		6,021,671		(3,287,406)		72,823,775
Other liabilities (3)		7,150,306		13,135,589		636,416		217,203		(139,001)		21,000,513
Total liabilities	Ps.	250,842,103	Ps.	44,297,513	Ps.	672,796	Ps.	6,238,874	Ps.	(7,354,821)	Ps.	294,696,465
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	Includes cash and cash equivalents for Ps. 16,998,859; intangible assets Ps. 19,296,486; other accounts receivable, net Ps. 27,958,402, tangible assets Ps. 7,243,441; income tax assets Ps. 4,778,103; non-current assets held for sale Ps. 105,214 mainly on Banking Services segment and other assets Ps. 538,945.
(3)	Includes trading liabilities Ps. 1,011,934; Hedging derivative liabilities Ps. 21,658; income tax liabilities Ps. 5,863,966; employee benefits Ps. 1,003,303; provisions Ps. 1,102,671 and other liabilities Ps. 11,996,981.

Statement of Income as of December 31, 2024

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
External income
Interest income	Ps.	25,526,815	Ps.	1,054,990	Ps.	50,185	Ps.	339,912	Ps.	—	Ps.	26,971,902
Income from commissions and fees (2)		3,292,932		10,028		1,174,644		—		—		4,477,604
Income from sales of goods and services (2)		100,418		10,865,477		82,705		—		—		11,048,600
Net income (loss) trading		794,807		349,599		257,153		175		—		1,401,734
Net income from other financial instruments mandatory at fair value through profit or loss		—		350,919		—		—		—		350,919
Share of profit of equity accounted investees, net of tax		55,273		317,598		—		5,525		—		378,396
Dividends		6,590		135,277		—		—		—		141,867
Foreign exchange gains (losses), net		(102,610)		(375,292)		20,423		4,844		—		(452,635)
Other income (3)		511,354		76,663		(10,439)		971		—		578,549
Total external income	Ps.	30,185,579	Ps.	12,785,259	Ps.	1,574,671	Ps.	351,427	Ps.	—	Ps.	44,896,936

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Intersegment income
Interest income	Ps.	333,763	Ps.	55,312	Ps.	1,158	Ps.	37,181	Ps.	(427,414)	Ps.	—
Income from commissions and fees		36,138		22,527		1,295		284,991		(344,951)		—
Income from sales of goods and services		31,575		1,929		11,270		—		(44,774)		—
Net income (loss) trading		60		765		(634)		—		(191)		—
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—
Share of profit of equity accounted investees, net of tax		624,213		504		—		837,685		(1,462,402)		—
Dividends		698		2,246		—		—		(2,944)		—
Foreign exchange gains (losses), net		—		—		—		—		—		—
Other income		28,954		20,224		2,261		150		(51,589)		—
Total intersegment income		1,055,401		103,507		15,350		1,160,007		(2,334,265)		—
Total income	Ps.	31,240,980	Ps.	12,888,766	Ps.	1,590,021	Ps.	1,511,434	Ps.	(2,334,265)	Ps.	44,896,936

Expenses

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Interest expense	Ps.	(17,097,807)	Ps.	(3,020,339)	Ps.	(6,253)	Ps.	(371,581)	Ps.	451,489	Ps.	(20,044,491)
Net impairment loss on financial assets		(3,987,888)		(53,943)		(6,725)		805		1,428		(4,046,323)
Expenses from commissions and fees		(925,106)		(10,801)		(101,226)		(465)		35,973		(1,001,625)
Costs and expenses of sales goods and services		(490,891)		(8,015,947)		(87,090)		—		22,683		(8,571,245)
Depreciation and amortization		(645,214)		(10,364)		(19,778)		(1,774)		2,929		(674,201)
Personnel expenses		(2,706,135)		(87,926)		(185,876)		(42,295)		71		(3,022,161)
Administrative expenses		(4,174,647)		(151,186)		(269,299)		(37,046)		339,989		(4,292,189)
Income tax expense		24,948		(661,147)		(262,774)		(42,586)		(419)		(941,978)
Other expense (4)		(132,685)		(5,928)		3,119		(152)		(1,264)		(136,910)
Total expenses	Ps.	(30,135,425)	Ps.	(12,017,581)	Ps.	(935,902)	Ps.	(495,094)	Ps.	852,879	Ps.	(42,731,123)
Net income from continuing operations	Ps.	1,105,555	Ps.	871,185	Ps.	654,119	Ps.	1,016,340	Ps.	(1,481,386)	Ps.	2,165,813
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	See note 28, net income from contracts with customers.
(3)	Includes Net gain on sale of debt and equity securities for Ps. 149,612; Gain on the sale of non-current assets held for sale Ps. 20,110; net gain in asset valuation Ps. 27,863 and other operating income Ps. 380,964.
(4)	Includes loss from sale of non-current assets held for sale Ps. (2,064) and other operating expenses Ps. (134,846).

Revenue from contracts with customers as of December 31, 2024

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Timing of revenue recognition
At a point in time	Ps.	178,640	Ps.	507,425	Ps.	84,808	Ps.	284,991	Ps.	(304,843)	Ps.	751,021
Over time		3,282,423		10,392,536		1,185,106		—		(84,882)		14,775,183
Total (2)	Ps.	3,461,063	Ps.	10,899,961	Ps.	1,269,914	Ps.	284,991	Ps.	(389,725)	Ps.	15,526,204
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	See note 28, net income from contracts with customers.

Statement of Income as of December 31, 2023

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
External income
Interest income	Ps.	26,046,419	Ps.	1,128,299	Ps.	117,076	Ps.	359,905	Ps.	—	Ps.	27,651,699
Income from commissions and fees (2)		3,227,104		10,316		978,344		—		—		4,215,764
Income from sales of goods and services (2)		107,864		11,069,075		46,617		—		—		11,223,556
Net income (loss) trading		(1,223,704)		9,659		294,784		96		—		(919,165)
Net income from other financial instruments mandatory at fair value through profit or loss		—		323,685		—		—		—		323,685
Share of profit of equity accounted investees, net of tax		41,277		326,328		—		3,792		—		371,397
Dividends		6,287		113,701		—		—		—		119,988
Foreign exchange gains (losses), net		1,581,029		686,103		(11,757)		(1,495)		—		2,253,880
Other income (3)		647,202		147,672		28,419		267		—		823,560
Total external income	Ps.	30,433,478	Ps.	13,814,838	Ps.	1,453,483	Ps.	362,565	Ps.	—	Ps.	46,064,364

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (2)		Eliminations		Total
Intersegment income
Interest income	Ps.	375,235	Ps.	159,617	Ps.	3,588	Ps.	31,624	Ps.	(570,064)	Ps.	—
Income from commissions and fees		27,160		20,231		254		292,641		(340,286)		—
Income from sales of goods and services		2,324		1,844		38,373		—		(42,541)		—
Net income (loss) trading		80		2,201		5,315		—		(7,596)		—
Net income from other financial instruments mandatory at fair value through profit or loss		—		—		—		—		—		—
Share of profit of equity accounted investees, net of tax		830,683		(341)		—		642,720		(1,473,062)		—
Dividends		453		1,449		—		—		(1,902)		—
Foreign exchange gains (losses), net		—		—		—		—		—		—

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Other income		53,102		(446)		(24,025)		835		(29,466)		—
Total intersegment income		1,289,037		184,555		23,505		967,820		(2,464,917)		—
Total income	Ps.	31,722,515	Ps.	13,999,393	Ps.	1,476,988	Ps.	1,330,385	Ps.	(2,464,917)	Ps.	46,064,364

Expenses
Interest expense	Ps.	(18,422,681)	Ps.	(3,434,024)	Ps.	(56,927)	Ps.	(519,869)	Ps.	677,052	Ps.	(21,756,449)
Net impairment loss on financial assets		(4,019,404)		(25,904)		1,965		12,578		1,286		(4,029,479)
Expenses from commissions and fees		(890,342)		(8,116)		(104,773)		(430)		29,411		(974,250)
Costs and expenses of sales goods and services		(443,840)		(7,498,858)		(79,794)		—		16,895		(8,005,597)
Depreciation and amortization		(605,861)		(9,093)		(16,786)		(1,736)		2,788		(630,688)
Personnel expenses		(2,536,809)		(84,897)		(195,469)		(39,779)		111		(2,856,843)
Administrative expenses		(4,069,433)		(138,700)		(259,331)		(67,494)		335,282		(4,199,676)
Income tax expense		177,641		(1,259,607)		(172,943)		(56,966)		2,802		(1,309,073)
Other expense (4)		(147,685)		(10,813)		(32,721)		82,111		(79,093)		(188,201)
Total expenses	Ps.	(30,958,414)	Ps.	(12,470,012)	Ps.	(916,779)	Ps.	(591,585)	Ps.	986,534	Ps.	(43,950,256)
Net income from continuing operations	Ps.	764,101	Ps.	1,529,381	Ps.	560,209	Ps.	738,800	Ps.	(1,478,383)	Ps.	2,114,108
(1)Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)See note 28, net income from contracts with customers.
(3)Includes Net gain on sale of debt and equity securities for Ps. 82,936; Gain on the sale of non-current assets held for sale Ps. 45,873; net gain in asset valuation Ps. 82,535 and other operating income Ps. 612,216.
(4)Includes loss from sale of non-current assets held for sale Ps. (250) and other operating expenses Ps. (187,951).

Revenue from contracts with customers as of December 31, 2023

		Banking Services		Merchant Banking		Pension and Severance Fund Management		Holding (1)		Eliminations		Total
Timing of revenue recognition
At a point in time	Ps.	152,012	Ps.	398,543	Ps.	75,527	Ps.	292,641	Ps.	(315,340)	Ps.	603,383
Over time		3,212,440		10,702,923		988,061		—		(67,487)		14,835,937
Total (2)	Ps.	3,364,452	Ps.	11,101,466	Ps.	1,063,588	Ps.	292,641	Ps.	(382,827)	Ps.	15,439,320
(1)	Includes Grupo Aval (Separate Financial Statement) and Grupo Aval Limited.
(2)	See note 28, net income from contracts with customers.

Reconciliation of net income, assets and liabilities of the reportable operating segments

Main eliminations of total income, expenses, assets and liabilities between segments with the corresponding consolidated entries at the level of Grupo Aval are:

●	Loans and financial obligations.
●	Investments in term deposits and outstanding bonds of in other segments.
●	Investments and non- controlling interests.
●	Leases and commissions pay between entities of Grupo Aval.
●	Expenses and incomes from commissions.

31.5 Analysis of Revenues by Products and Services

Grupo Aval’s revenues are analyzed in each segment by products and services, in the statement of income.

31.6 Income by Country

Grupo Aval’s revenues for each individual country for which revenues are significant, are the following during the years ended December 31, 2025, 2024 and 2023:

		December 31, 2025

		Country
		Colombia		Panamá		Barbados		Perú		Brazil		Total income
Interest income	Ps.	25,193,352	Ps.	612,961	Ps.	75,175	Ps.	37,709	Ps.	1	Ps.	25,919,198
Income from commissions and fees		4,765,239		16,471		2,515		—		—		4,784,225
Banking service fees		1,715,266		15,567		2,515		—		—		1,733,348
Pension and severance fund management		1,282,053		—		—		—		—		1,282,053
Credit card fees		934,968		381		—		—		—		935,349
Trust activities and portfolio management services		569,710		—		—		—		—		569,710
Bonded warehouse services		203,814		—		—		—		—		203,814
Office network services		20,228		—		—		—		—		20,228
Commissions on drafts, checks and checkbooks		17,129		523		—		—		—		17,652
Other commissions		22,071		—		—		—		—		22,071
Share of profit of equity accounted investees, net of tax		350,935		—		—		—		—		350,935
Dividends		126,218		161		321		—		—		126,700
Income from sales of goods and services		9,440,607		—		—		956,187		—		10,396,794
Energy and gas		5,912,997		—		—		929,022		—		6,842,019
Infrastructure		2,251,323		—		—		—		—		2,251,323
Hotels		705,370		—		—		27,165		—		732,535
Agribusiness		302,811		—		—		—		—		302,811
Other services		268,106		—		—		—		—		268,106
Other income		2,916,127		19,605		3,011		24,551		—		2,963,294
Total income	Ps.	42,792,478	Ps.	649,198	Ps.	81,022	Ps.	1,018,447	Ps.	1	Ps.	44,541,146

		December 31, 2024

		Country
		Colombia		Panamá		Barbados		Perú		Other countries (1)		Total income
Interest income	Ps.	26,169,433	Ps.	684,979	Ps.	74,752	Ps.	42,731	Ps.	7	Ps.	26,971,902
Income from commissions and fees		4,459,083		15,956		2,565		—		—		4,477,604
Banking service fees		1,596,470		15,032		2,565		—		—		1,614,067
Pension and severance fund management		1,174,608		—		—		—		—		1,174,608
Credit card fees		962,397		377		—		—		—		962,774
Trust activities and portfolio management services		495,929		—		—		—		—		495,929
Bonded warehouse services		181,804		—		—		—		—		181,804
Office network services		16,289		—		—		—		—		16,289
Commissions on drafts, checks and checkbooks		19,575		547		—		—		—		20,122
Other commissions		12,011		—		—		—		—		12,011
Share of profit of equity accounted investees, net of tax		378,396		—		—		—		—		378,396
Dividends		141,867		—		—		—		—		141,867
Income from sales of goods and services		10,009,174		—		—		1,039,426		—		11,048,600
Energy and gas		5,893,834		—		—		1,015,088		—		6,908,922
Infrastructure		2,950,048		—		—		—		—		2,950,048
Hotels		606,880		—		—		24,338		—		631,218
Agribusiness		309,868		—		—		—		—		309,868
Other services		248,544		—		—		—		—		248,544
Other income		1,846,367		15,842		286		16,072		—		1,878,567
Total income	Ps.	43,004,320	Ps.	716,777	Ps.	77,603	Ps.	1,098,229	Ps.	7	Ps.	44,896,936

(1) Costa Rica and Cayman Islands.

		December 31, 2023

		Country
		Colombia		Panamá		Barbados		Perú		Other countries (1)		Total income
Interest income	Ps.	26,970,768	Ps.	568,515	Ps.	62,818	Ps.	49,582	Ps.	16	Ps.	27,651,699
Income from commissions and fees		4,196,458		17,071		2,116		119		—		4,215,764
Banking service fees		1,526,772		16,104		2,116		119		—		1,545,111
Pension and severance fund management		978,504		—		—		—		—		978,504
Credit card fees		986,721		408		—		—		—		987,129
Trust activities and portfolio management services		463,194		—		—		—		—		463,194
Bonded warehouse services		188,191		—		—		—		—		188,191

		December 31, 2023

		Country
Office network services		21,638		—		—		—		—		21,638
Commissions on drafts, checks and checkbooks		22,382		559		—		—		—		22,941
Other commissions		9,056		—		—		—		—		9,056
Share of profit of equity accounted investees, net of tax		371,397		—		—		—		—		371,397
Dividends		119,988		—		—		—		—		119,988
Income from sales of goods and services		10,305,957		—		—		917,599		—		11,223,556
Energy and gas		5,263,794		—		—		894,822		—		6,158,616
Infrastructure		3,954,197		—		—		—		—		3,954,197
Hotels		576,118		—		—		22,777		—		598,895
Agribusiness		296,804		—		—		—		—		296,804
Other services		215,044		—		—		—		—		215,044
Other income		2,487,761		(11,091)		(294)		5,584		—		2,481,960
Total income	Ps.	44,452,329	Ps.	574,495	Ps.	64,640	Ps.	972,884	Ps.	16	Ps.	46,064,364

(1) Costa Rica and Cayman Islands.

During the years ended December 31, 2025, 2024 and 2023, Grupo Aval reported no concentration of revenue in customers with more than a 10% share of revenue from ordinary activities.

The foregoing analysis is based on the customer's domicile. Income from off- shore entities of Colombian customers are reported as income from Colombia. The revenues include income from interest, fees, commissions and other operating income.

31.7 Non-current assets by Country

The main non-current assets are detailed below according to the presentation based on the degree of liquidity for each country for the periods ending December 31, 2025 and 2024:

December 31, 2025	Own – use Property, plant and equipment, net (1)		Intangible assets (2)
Colombia	Ps.	6,683,911	Ps.	15,416,562
Perú		219,778		3,081,888
Panamá		31,603		7,063
Barbados		145		878
Total (3)	Ps.	6,935,437	Ps.	18,506,391

December 31, 2024	Own – use Property, plant and equipment, net (1)		Intangible assets (2)
Colombia	Ps.	4,053,729	Ps.	15,707,679
Perú		187,063		3,296,377
Panamá		359,176		291,221
Barbados		137		1,209
Total	Ps.	4,600,105	Ps.	19,296,486

(1) see note 15.1

(2) see notes 16 to 18.

(3) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.